Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued expenses and other liabilities	Accrued expenses and other liabilities

	2024	2023
Current
Accrued staff costs	$495	$612
Accrued expenses	6,946	5,337
Accrued professional fee	43	88
Value added tax payable	65	35
Deposit liabilities	757	869
Other payables and accruals	1,006	1,234
	9,312	8,175
Non-current
Other non-current liabilities	324	823
	$9,636	$8,998
All of the accrued expenses and other current liabilities are expected to be settled within one year or repayable on demand.